Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
April 30, 2021
T04-QTLY-0621
1.9584808.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 38.9%
Diversified Banks – 24.1%
Bank of America Corp.	2,603,850	$ 105,534,041
Citigroup, Inc.	696,330	49,606,549
JPMorgan Chase & Co.	1,019,424	156,797,605
US Bancorp	454,005	26,945,197
Wells Fargo & Co.	1,313,671	59,180,879
		398,064,271
Regional Banks – 14.8%
1st Source Corp.	9,263	440,826
Allegiance Bancshares, Inc.	4,245	168,102
Altabancorp	6,239	260,478
Amalgamated Financial Corp.	6,246	100,873
Amerant Bancorp, Inc. (a)	8,185	155,106
Ameris Bancorp	14,233	769,863
Arrow Financial Corp.	6,797	240,274
Associated Banc-Corp.	57,948	1,268,482
Atlantic Union Bankshares Corp.	29,366	1,135,583
Banc of California, Inc.	14,879	266,334
Bancfirst Corp.	7,094	493,104
BancorpSouth Bank	40,006	1,183,778
Bank First Corp.	2,561	185,212
Bank of Hawaii Corp.	14,879	1,352,352
Bank of Marin Bancorp	5,675	201,008
Bank OZK	40,218	1,648,536
BankUnited, Inc.	20,007	932,526
Banner Corp.	7,670	435,963
Bar Harbor Bankshares	5,560	159,350
Berkshire Hills Bancorp, Inc.	9,821	217,928
BOK Financial Corp.	11,261	990,292
Boston Private Financial Holdings, Inc.	17,974	264,577
Brookline Bancorp, Inc.	17,341	279,190
Bryn Mawr Bank Corp.	8,229	378,205
Byline Bancorp, Inc.	10,585	240,279
Cadence BanCorp	27,127	603,576
Camden National Corp.	6,551	312,614
Capital City Bank Group, Inc.	5,574	140,855
Cathay General Bancorp	26,809	1,085,228
CBTX, Inc.	7,588	237,277
Central Pacific Financial Corp.	5,914	159,382
Century Bancorp, Inc. Class A	1,286	146,925
CIT Group, Inc.	33,146	1,766,350
Citizens Financial Group, Inc.	144,469	6,686,025
City Holding Co.	3,499	270,823
Columbia Banking System, Inc.	15,441	672,147
Comerica, Inc.	47,554	3,574,159
Commerce Bancshares, Inc.	36,433	2,834,852
Community Bank System, Inc.	12,825	995,605
Community Trust Bancorp, Inc.	7,243	322,748
ConnectOne Bancorp, Inc.	12,831	348,362
Contra BM Technologies, Inc.	1,018	8,988
CrossFirst Bankshares, Inc. (a)	18,855	277,923

	Shares	Value

Cullen/Frost Bankers, Inc.	20,862	$ 2,504,692
Customers Bancorp, Inc. (a)	9,656	333,325
CVB Financial Corp.	34,306	727,630
Dime Community Bancshares, Inc.	11,485	380,383
Eagle Bancorp, Inc.	6,531	348,821
East West Bancorp, Inc.	48,082	3,661,444
Enterprise Financial Services Corp.	11,557	567,795
FB Financial Corp.	12,953	543,508
Fifth Third Bancorp	240,013	9,730,127
First BanCorp	46,593	585,674
First BanCorp/NC	6,254	265,170
First Busey Corp.	21,686	541,716
First Citizens BancShares, Inc. Class A	1,669	1,447,791
First Commonwealth Financial Corp.	21,144	306,377
First Community Bankshares, Inc.	7,036	205,592
First Financial Bancorp	21,041	515,715
First Financial Bankshares, Inc.	43,819	2,150,636
First Financial Corp.	6,087	269,289
First Foundation, Inc.	14,840	353,192
First Hawaiian, Inc.	46,935	1,288,835
First Horizon Corp.	188,713	3,451,561
First Interstate Bancsystem, Inc. Class A	15,449	725,640
First Merchants Corp.	20,943	967,776
First Mid Bancshares, Inc.	6,711	292,197
First Midwest Bancorp, Inc.	24,561	515,044
First Republic Bank	58,509	10,721,189
Flushing Financial Corp.	10,614	246,988
FNB Corp.	118,415	1,526,369
Fulton Financial Corp.	60,839	1,037,305
German American Bancorp, Inc.	9,379	406,392
Glacier Bancorp, Inc.	32,878	1,938,158
Great Southern Bancorp, Inc.	5,605	316,178
Great Western Bancorp, Inc.	11,861	392,006
Hancock Whitney Corp.	31,527	1,457,808
Harborone Bancorp, Inc.	23,692	339,033
Heartland Financial USA, Inc.	13,307	668,943
Heritage Commerce Corp.	27,058	326,590
Heritage Financial Corp.	7,903	222,074
Hilltop Holdings, Inc.	24,328	856,346
Home BancShares, Inc.	56,777	1,580,104
Hope Bancorp, Inc.	26,326	395,153
Horizon Bancorp, Inc.	17,147	314,476
Huntington Bancshares, Inc.	344,953	5,284,680
Independent Bank Corp.	8,937	210,556
Independent Bank Corp./MA	7,135	584,356
Independent Bank Group, Inc.	13,114	990,238
International Bancshares Corp.	19,936	944,767
Investors Bancorp, Inc.	65,215	954,748
KeyCorp	329,747	7,175,295
Lakeland Bancorp, Inc.	21,676	392,986
Lakeland Financial Corp.	9,326	608,335

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Live Oak Bancshares, Inc.	9,716	$ 621,435
M&T Bank Corp.	43,235	6,817,727
Mercantile Bank Corp.	7,882	254,431
Midland States Bancorp, Inc.	8,938	251,873
MidWestOne Financial Group, Inc.	7,555	238,436
National Bank Holdings Corp. Class A	6,487	258,831
NBT Bancorp, Inc.	9,251	350,520
Nicolet Bankshares, Inc. (a)	4,108	327,654
OceanFirst Financial Corp.	20,998	480,014
OFG Bancorp	11,281	267,247
Old National Bancorp	35,444	669,892
Origin Bancorp, Inc.	8,425	368,425
Pacific Premier Bancorp, Inc.	22,105	973,283
PacWest Bancorp	40,938	1,777,119
Park National Corp.	5,072	634,456
Peapack-Gladstone Financial Corp.	7,276	232,832
Peoples Bancorp, Inc.	9,001	300,903
People's United Financial, Inc.	143,880	2,608,544
Pinnacle Financial Partners, Inc.	25,882	2,268,298
Popular, Inc.	28,832	2,132,415
Preferred Bank	3,171	207,827
Prosperity Bancshares, Inc.	31,862	2,337,396
QCR Holdings, Inc.	6,617	319,072
Regions Financial Corp.	324,248	7,068,606
Renasant Corp.	12,211	514,449
Republic Bancorp, Inc. Class A	4,708	211,530
S&T Bancorp, Inc.	8,188	269,795
Sandy Spring Bancorp, Inc.	18,056	819,020
Seacoast Banking Corp. of Florida (a)	11,442	415,917
ServisFirst Bancshares, Inc.	16,586	1,048,899
Signature Bank	17,945	4,513,347
Simmons First National Corp. Class A	23,504	669,864
South State Corp.	24,007	2,024,270
Southside Bancshares, Inc.	6,705	269,206
Sterling Bancorp	69,261	1,740,529
Stock Yards Bancorp, Inc.	7,916	404,983
SVB Financial Group (a)	17,385	9,941,265
Synovus Financial Corp.	50,489	2,365,915
TCF Financial Corp.	52,594	2,394,079
Texas Capital Bancshares, Inc. (a)	19,259	1,321,745
The Bancorp, Inc. (a)	18,720	415,678
The First Bancshares, Inc.	8,253	322,857
The First of Long Island Corp.	11,292	240,407
The PNC Financial Services Group, Inc.	141,760	26,502,032
Tompkins Financial Corp.	4,967	388,171
Towne Bank	27,973	866,604
Trico Bancshares	10,263	474,972
TriState Capital Holdings, Inc. (a)	8,890	212,204
Triumph Bancorp, Inc. (a)	6,963	617,131

	Shares	Value

Truist Financial Corp.	451,029	$ 26,750,530
Trustmark Corp.	22,184	718,983
UMB Financial Corp.	16,338	1,585,276
Umpqua Holdings Corp.	81,461	1,518,433
United Bankshares, Inc.	45,548	1,788,670
United Community Banks, Inc.	17,679	578,457
Univest Financial Corp.	14,733	411,493
Valley National Bancorp	138,779	1,910,987
Veritex Holdings, Inc.	9,517	321,484
Washington Trust Bancorp, Inc.	6,469	330,242
Webster Financial Corp.	30,927	1,636,348
WesBanco, Inc.	24,680	895,637
Westamerica BanCorp.	5,835	369,939
Western Alliance Bancorp	32,331	3,397,018
Wintrust Financial Corp.	21,160	1,631,436
Zions Bancorp NA	56,678	3,162,632
		244,522,733
TOTAL BANKS		642,587,004
CAPITAL MARKETS – 25.8%
Asset Management & Custody Banks – 9.3%
Affiliated Managers Group, Inc.	15,197	2,449,301
Ameriprise Financial, Inc.	39,481	10,201,890
Apollo Global Management, Inc.	57,432	3,180,010
Ares Management Corp. Class A	36,281	1,905,478
Artisan Partners Asset Management, Inc. Class A	20,220	1,029,602
Assetmark Financial Holdings, Inc. (a)	6,317	142,259
Associated Capital Group, Inc. Class A	1,359	48,557
BlackRock, Inc.	51,000	41,784,300
Blucora, Inc. (a)	16,729	240,814
Brightsphere Investment Group, Inc.	22,313	502,266
Cohen & Steers, Inc.	8,357	568,443
Diamond Hill Investment Group, Inc.	1,100	188,100
Federated Hermes, Inc.	32,419	933,667
Focus Financial Partners, Inc. Class A (a)	14,651	689,476
Franklin Resources, Inc.	101,520	3,045,600
Hamilton Lane, Inc. Class A	9,663	874,018
Invesco Ltd.	131,096	3,539,592
Janus Henderson Group PLC	52,252	1,796,946
KKR & Co., Inc.	171,353	9,695,153
Northern Trust Corp.	66,146	7,527,415
SEI Investments Co.	41,142	2,527,765
State Street Corp.	118,049	9,910,214
T Rowe Price Group, Inc.	75,752	13,574,758
The Bank of New York Mellon Corp.	266,824	13,309,181
The Blackstone Group, Inc. Class A	225,478	19,952,548
The Carlyle Group, Inc.	47,606	2,030,872
Victory Capital Holdings, Inc. Class A	5,667	157,259
Virtus Investment Partners, Inc.	2,613	714,551

Quarterly Report	3

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Waddell & Reed Financial, Inc. Class A	20,128	$502,798
WisdomTree Investments, Inc.	42,539	288,627
		153,311,460
Financial Exchanges & Data – 8.2%
Cboe Global Markets, Inc	36,198	3,777,985
CME Group, Inc.	120,082	24,255,363
FactSet Research Systems, Inc.	12,742	4,284,115
Intercontinental Exchange, Inc.	187,749	22,099,935
MarketAxess Holdings, Inc.	12,706	6,206,373
Moody's Corp.	56,543	18,473,164
Morningstar, Inc.	7,889	2,090,664
MSCI, Inc.	27,739	13,474,774
Nasdaq, Inc.	38,430	6,207,982
Open Lending Corp. Class A (a)	26,026	1,016,315
S&P Global, Inc.	80,482	31,419,368
Tradeweb Markets, Inc. Class A	30,586	2,486,030
		135,792,068
Investment Banking & Brokerage – 8.3%
B Riley Financial, Inc.	4,990	355,737
BGC Partners, Inc. Class A	98,156	520,227
Cowen, Inc. Class A	8,279	326,938
Evercore, Inc. Class A	13,774	1,930,151
Freedom Holding Corp. (a)	6,184	310,932
Houlihan Lokey, Inc.	17,738	1,175,497
Interactive Brokers Group, Inc. Class A	25,885	1,851,295
Jefferies Financial Group, Inc.	72,974	2,372,385
LPL Financial Holdings, Inc.	26,645	4,175,271
Moelis & Co. Class A	19,280	1,046,518
Morgan Stanley	470,553	38,844,150
Piper Sandler Cos.	5,857	679,353
PJT Partners, Inc. Class A	6,950	511,033
Raymond James Financial, Inc.	41,264	5,396,506
Stifel Financial Corp.	34,629	2,395,981
StoneX Group, Inc. (a)	5,662	359,650
The Charles Schwab Corp.	511,690	36,022,976
The Goldman Sachs Group, Inc.	109,328	38,095,342
Virtu Financial, Inc. Class A	20,828	617,134
		136,987,076
TOTAL CAPITAL MARKETS		426,090,604
CONSUMER FINANCE – 5.8%
Consumer Finance – 5.8%
Ally Financial, Inc.	125,185	6,440,768
American Express Co.	228,923	35,105,342
Capital One Financial Corp.	153,033	22,814,160
Credit Acceptance Corp. (a)	3,265	1,288,989
Discover Financial Services	102,621	11,698,794
Encore Capital Group, Inc. (a)	9,736	383,014
Enova International, Inc. (a)	12,426	425,466

	Shares	Value

FirstCash, Inc.	14,035	$ 1,010,941
Green Dot Corp. Class A (a)	13,221	604,993
LendingClub Corp. (a)	23,940	368,437
LendingTree, Inc. (a)	3,955	816,668
Navient Corp.	64,706	1,089,002
Nelnet, Inc. Class A	6,955	516,270
OneMain Holdings, Inc.	27,742	1,577,688
PRA Group, Inc. (a)	15,671	590,483
PROG Holdings, Inc.	23,562	1,200,248
SLM Corp.	114,945	2,259,819
Synchrony Financial	176,780	7,732,357
World Acceptance Corp. (a)	1,688	220,689
TOTAL CONSUMER FINANCE		96,144,128
DIVERSIFIED FINANCIAL SERVICES – 8.1%
Multi-Sector Holdings – 7.7%
Berkshire Hathaway, Inc. Class B (a)	458,499	126,064,300
Cannae Holdings, Inc. (a)	27,990	1,111,203
		127,175,503
Other Diversified Financial Services – 0.4%
Equitable Holdings, Inc.	134,359	4,599,109
Voya Financial, Inc.	42,560	2,886,419
		7,485,528
Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	0
TOTAL DIVERSIFIED FINANCIAL SERVICES		134,661,031
INSURANCE – 18.5%
Insurance Brokers – 4.2%
Aon PLC Class A	76,474	19,228,623
Arthur J Gallagher & Co.	64,513	9,351,159
Brown & Brown, Inc.	81,642	4,341,722
BRP Group, Inc. Class A (a)	14,067	408,224
Crawford & Co. Class A	5,929	62,195
eHealth, Inc. (a)	7,828	553,753
GoHealth, Inc. Class A (a)	15,143	180,656
Goosehead Insurance, Inc. Class A	5,485	603,021
Marsh & McLennan Cos., Inc.	169,662	23,023,133
Selectquote, Inc. (a)	19,537	608,187
Willis Towers Watson PLC	43,126	11,163,596
		69,524,269
Life & Health Insurance – 4.1%
Aflac, Inc.	223,269	11,996,243
American Equity Investment Life Holding Co.	29,596	916,884
Athene Holding Ltd. Class A (a)	41,759	2,491,759
Brighthouse Financial, Inc. (a)	31,278	1,463,498
Citizens, Inc. (a)	17,605	102,813
CNO Financial Group, Inc.	49,759	1,270,347
FBL Financial Group, Inc. Class A	3,749	212,531
Genworth Financial, Inc. Class A (a)	173,544	749,710
Globe Life, Inc.	33,318	3,414,762
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – continued
Independence Holding Co.	1,963	$ 86,372
Lincoln National Corp.	64,895	4,161,716
MetLife, Inc.	255,900	16,282,917
National Western Life Group, Inc. Class A	842	193,071
Primerica, Inc.	13,269	2,119,988
Principal Financial Group, Inc.	91,963	5,873,677
Prudential Financial, Inc.	132,538	13,301,514
Trupanion, Inc. (a)	10,317	836,709
Unum Group	68,716	1,941,914
		67,416,425
Multi-line Insurance – 1.7%
American Financial Group, Inc.	24,867	3,055,160
American International Group, Inc.	288,205	13,963,532
American National Group, Inc.	2,946	333,929
Assurant, Inc.	19,688	3,063,453
Horace Mann Educators Corp.	8,855	355,086
The Hartford Financial Services Group, Inc.	119,920	7,909,923
Watford Holdings Ltd. (a)	5,907	205,918
		28,887,001
Property & Casualty Insurance – 7.6%
Ambac Financial Group, Inc. (a)	16,343	280,282
AMERISAFE, Inc.	6,886	427,483
Arch Capital Group Ltd. (a)	136,099	5,404,491
Argo Group International Holdings Ltd.	11,621	606,384
Assured Guaranty Ltd.	17,791	904,672
Axis Capital Holdings Ltd.	27,768	1,549,454
Chubb Ltd.	150,977	25,906,143
Cincinnati Financial Corp.	51,148	5,763,357
Donegal Group, Inc. Class A	6,070	93,660
Employers Holdings, Inc.	6,239	252,555
Erie Indemnity Co. Class A	8,517	1,822,808
Fidelity National Financial, Inc.	87,948	4,012,188
First American Financial Corp.	37,586	2,424,297
HCI Group, Inc.	2,358	173,124
Heritage Insurance Holdings, Inc.	8,127	74,037
James River Group Holdings Ltd.	9,845	463,798
Kemper Corp.	20,850	1,627,551
Kinsale Capital Group, Inc.	7,386	1,285,238
Lemonade, Inc. (a)	12,157	1,098,993
Loews Corp.	84,441	4,707,586
Markel Corp. (a)	4,608	5,420,943
MBIA, Inc. (a)	18,378	184,148
Mercury General Corp.	9,964	620,458
Old Republic International Corp.	99,853	2,458,381
Palomar Holdings, Inc. (a)	6,150	432,714
ProAssurance Corp.	11,534	288,350
ProSight Global, Inc. (a)	4,548	57,851

	Shares	Value

RLI Corp.	13,808	$ 1,539,040
Safety Insurance Group, Inc.	3,083	252,898
Selective Insurance Group, Inc.	20,856	1,587,976
State Auto Financial Corp.	6,563	123,909
Stewart Information Services Corp.	5,772	338,528
The Allstate Corp.	101,688	12,894,038
The Hanover Insurance Group, Inc.	13,489	1,865,664
The Progressive Corp.	195,892	19,734,160
The Travelers Cos., Inc.	84,754	13,108,054
United Fire Group, Inc.	7,700	233,002
Universal Insurance Holdings, Inc.	8,715	121,574
White Mountains Insurance Group Ltd.	1,093	1,273,815
WR Berkley Corp.	48,337	3,853,426
		125,267,030
Reinsurance – 0.9%
Alleghany Corp. (a)	4,739	3,217,639
Enstar Group Ltd. (a)	4,099	1,029,587
Everest Re Group Ltd.	13,386	3,707,253
Reinsurance Group of America, Inc.	22,788	2,974,517
RenaissanceRe Holdings Ltd.	17,031	2,875,003
SiriusPoint Ltd. (a)	28,974	306,545
		14,110,544
TOTAL INSURANCE		305,205,269
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.4%
Mortgage REITs – 1.4%
AGNC Investment Corp.	183,134	3,283,593
Annaly Capital Management, Inc.	468,647	4,255,315
Apollo Commercial Real Estate Finance, Inc.	45,137	686,534
Arbor Realty Trust, Inc.	38,784	685,701
Ares Commercial Real Estate Corp.	14,013	206,832
ARMOUR Residential REIT, Inc.	22,987	285,728
Blackstone Mortgage Trust, Inc. Class A	46,967	1,525,958
Broadmark Realty Capital, Inc.	44,621	481,014
Capstead Mortgage Corp.	31,806	206,103
Chimera Investment Corp.	78,851	1,036,102
Colony Credit Real Estate, Inc.	30,047	261,108
Dynex Capital, Inc.	11,099	224,200
Ellington Financial, Inc.	14,478	259,735
Granite Point Mortgage Trust, Inc.	18,113	239,816
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,830	1,301,092
Invesco Mortgage Capital, Inc.	79,834	311,353
KKR Real Estate Finance Trust, Inc.	10,834	228,597
Ladder Capital Corp.	38,059	452,522
MFA Financial, Inc.	155,625	684,750
New Residential Investment Corp.	154,051	1,651,427
New York Mortgage Trust, Inc.	126,330	579,855
PennyMac Mortgage Investment Trust	32,567	652,968
Ready Capital Corp.	19,072	276,735

Quarterly Report	5

Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Redwood Trust, Inc.	37,433	$ 415,881
Starwood Property Trust, Inc.	95,881	2,475,647
TPG RE Finance Trust, Inc.	16,601	206,848
Two Harbors Investment Corp.	93,799	731,632
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		23,607,046
THRIFTS & MORTGAGE FINANCE – 1.2%
Thrifts & Mortgage Finance – 1.2%
Axos Financial, Inc. (a)	15,672	707,591
Capitol Federal Financial, Inc.	28,861	373,028
Columbia Financial, Inc. (a)	19,711	360,120
Essent Group Ltd.	38,292	2,013,393
Federal Agricultural Mortgage Corp. Class C	3,196	328,741
Flagstar Bancorp, Inc.	16,263	756,880
HomeStreet, Inc.	4,901	200,157
Kearny Financial Corp.	32,174	411,184
Luther Burbank Corp.	9,170	102,154
Merchants Bancorp	3,832	156,307
Meridian Bancorp, Inc.	19,322	427,209
Meta Financial Group, Inc.	6,563	323,293
MGIC Investment Corp.	112,453	1,713,784
Mr. Cooper Group, Inc. (a)	25,221	869,620
New York Community Bancorp, Inc.	152,629	1,825,443
NMI Holdings, Inc. Class A (a)	29,080	751,427
Northfield Bancorp, Inc.	14,100	228,138
Northwest Bancshares, Inc.	25,949	364,324
PennyMac Financial Services, Inc.	19,589	1,179,454
Premier Financial Corp.	12,572	397,150
Provident Financial Services, Inc.	19,052	449,056
Radian Group, Inc.	67,234	1,656,646

	Shares	Value

Rocket Cos., Inc. Class A	39,373	$ 883,924
TFS Financial Corp.	19,681	384,960
TrustCo Bank Corp.	20,493	149,906
Walker & Dunlop, Inc.	10,238	1,134,882
Washington Federal, Inc.	27,885	907,657
Waterstone Financial, Inc.	11,502	226,589
WSFS Financial Corp.	14,413	736,360
TOTAL THRIFTS & MORTGAGE FINANCE		20,019,377
TOTAL COMMON STOCKS (Cost $1,351,178,654)		1,648,314,459
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $3,219,000)	3,219,000	3,219,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,354,397,654)		1,651,533,459
NET OTHER ASSETS (LIABILITIES) (d) – 0.1%		1,582,020
NET ASSETS – 100.0%		$ 1,653,115,479

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $300,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	June 2021	$ 565,375	$ 3,450	$ 3,450
CME E-mini S&P Financial Select Sector Index Contracts (United States)	40	June 2021	4,455,000	151,962	151,962
Total Equity Index Contracts					$155,412
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or
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Schedule of Investments (Unaudited)–continued
reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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